Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
Other Payables and Accruals
Other Payables and Accruals

7. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2019	2020
Unearned revenue	27,916	25,828
Accrued off-hire	1,688	1,802
Accrued purchases	3,335	4,187
Accrued interest	12,393	10,855
Other accruals	6,238	8,007
Total	51,570	50,679

The unearned revenue of $25,828 represents monthly charter hires received in advance as of December 31, 2020 relating to January 2021 (December 31, 2019: $27,916).